Significant Accounting Policies - Long-term investments and Revenue recognition (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue recognition
Impairment of equity method investment	¥ 0	¥ 0	¥ 0
Share of income/(loss) from equity method investments	¥ 51	(5,473)	(23,502)
Maximum economic benefit period from paid columns and online courses	1 year
Revenues	¥ 322,497	316,779	386,764
Contract assets	0	0
Revenue recognized included in contract liabilities balance at the beginning of the period	28,860	18,850	8,160
Online advertising services
Revenue recognition
Revenues	221,620	214,722	172,811
Integrated marketing
Revenue recognition
Revenues	6,639	1,342	133,599
Online/offline events
Revenue recognition
Revenues	15,475	32,127	26,992
Consulting
Revenue recognition
Revenues	43,200	36,867	32,622
Advertisement agent services
Revenue recognition
Revenues	7,326	3,696
Enterprise value-added services
Revenue recognition
Revenues	72,640	74,032	193,213
Institutional investor subscription services
Revenue recognition
Revenues	27,095	25,490	16,036
Enterprise subscription services
Revenue recognition
Revenues	423	94	361
Individual subscription services
Revenue recognition
Revenues	719	2,441	4,343
Subscription services
Revenue recognition
Revenues	¥ 28,237	¥ 28,025	¥ 20,740